American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
May 31, 2024

Quality Convertible Securities ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CONVERTIBLE BONDS — 88.9%
Aerospace and Defense — 1.4%
Axon Enterprise, Inc., 0.50%, 12/15/27	435,000	581,377
Automobiles — 2.0%
Ford Motor Co., 0.00%, 3/15/26(1)	851,000	850,574
Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc., 0.60%, 8/1/24	264,000	261,756
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27(2)	318,000	298,999
Exact Sciences Corp., 0.375%, 3/1/28	262,000	215,806
		776,561
Commercial Services and Supplies — 0.9%
Tetra Tech, Inc., 2.25%, 8/15/28(3)	310,000	368,264
Construction and Engineering — 0.7%
Granite Construction, Inc., 3.75%, 5/15/28	201,000	293,661
Diversified Consumer Services — 0.9%
Stride, Inc., 1.125%, 9/1/27	255,000	357,893
Diversified REITs — 0.7%
COPT Defense Properties LP, 5.25%, 9/15/28(3)	299,000	311,708
Electric Utilities — 6.3%
Evergy, Inc., 4.50%, 12/15/27(3)	245,000	249,749
FirstEnergy Corp., 4.00%, 5/1/26	676,000	678,704
NRG Energy, Inc., 2.75%, 9/1/25	290,000	578,176
PPL Capital Funding, Inc., 2.875%, 3/15/28	427,000	417,926
Southern Co., 3.875%, 12/15/25	650,000	671,288
		2,595,843
Electrical Equipment — 0.5%
Array Technologies, Inc., 1.00%, 12/1/28	230,000	212,923
Electronic Equipment, Instruments and Components — 2.6%
Advanced Energy Industries, Inc., 2.50%, 9/15/28(3)	289,000	298,183
Insight Enterprises, Inc., 0.75%, 2/15/25	186,000	533,169
Itron, Inc., 0.00%, 3/15/26(1)	249,000	267,052
		1,098,404
Entertainment — 3.8%
Cinemark Holdings, Inc., 4.50%, 8/15/25	223,000	300,782
Liberty Media Corp., 2.75%, 12/1/24(3)	218,000	205,574
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	270,000	292,825
Live Nation Entertainment, Inc., 2.00%, 2/15/25	216,000	223,636
Live Nation Entertainment, Inc., 3.125%, 1/15/29(2)	512,000	568,474
		1,591,291
Financial Services — 2.3%
Block, Inc., 0.25%, 11/1/27	422,000	347,622
Euronet Worldwide, Inc., 0.75%, 3/15/25	327,000	318,335
Shift4 Payments, Inc., 0.50%, 8/1/27	322,000	297,689
		963,646
Food Products — 1.2%
Post Holdings, Inc., 2.50%, 8/15/27	450,000	504,000
Ground Transportation — 2.2%
Uber Technologies, Inc., 0.00%, 12/15/25(1)	720,000	738,140
Uber Technologies, Inc., Series 2028, 0.875%, 12/1/28(3)	170,000	187,741
		925,881

Health Care Equipment and Supplies — 10.5%
CONMED Corp., 2.25%, 6/15/27	429,000	386,786
Dexcom, Inc., 0.25%, 11/15/25	803,000	820,867
Enovis Corp., 3.875%, 10/15/28(3)	236,000	263,022
Envista Holdings Corp., 1.75%, 8/15/28(3)	276,000	237,360
Haemonetics Corp., 0.00%, 3/1/26(1)	359,000	325,972
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	317,000	298,059
Lantheus Holdings, Inc., 2.625%, 12/15/27	310,000	391,763
LivaNova USA, Inc., 2.50%, 3/15/29(3)	295,000	331,285
Merit Medical Systems, Inc., 3.00%, 2/1/29(3)	380,000	430,160
NuVasive, Inc., 0.375%, 3/15/25	249,000	238,106
Omnicell, Inc., 0.25%, 9/15/25	76,000	71,820
Shockwave Medical, Inc., 1.00%, 8/15/28(3)	446,000	576,121
		4,371,321
Health Care REITs — 1.1%
Welltower OP LLC, 2.75%, 5/15/28(3)	379,000	449,608
Hotel & Resort REITs — 0.6%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	266,000	235,091
Hotels, Restaurants and Leisure — 7.9%
Airbnb, Inc., 0.00%, 3/15/26(1)	731,000	665,941
Booking Holdings, Inc., 0.75%, 5/1/25	344,000	690,430
Carnival Corp., 5.75%, 12/1/27	113,000	159,868
Expedia Group, Inc., 0.00%, 2/15/26(1)	348,000	316,661
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	221,000	201,220
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	310,000	931,511
Vail Resorts, Inc., 0.00%, 1/1/26(1)	318,000	288,784
		3,254,415
Interactive Media and Services — 1.5%
TripAdvisor, Inc., 0.25%, 4/1/26	358,000	325,869
Ziff Davis, Inc., 1.75%, 11/1/26	297,000	278,809
		604,678
IT Services — 3.9%
Akamai Technologies, Inc., 0.125%, 5/1/25	114,000	121,923
Akamai Technologies, Inc., 0.375%, 9/1/27	693,000	678,274
MongoDB, Inc., 0.25%, 1/15/26	77,000	97,424
Okta, Inc., 0.375%, 6/15/26	425,000	386,495
Perficient, Inc., 0.125%, 11/15/26	364,000	351,078
		1,635,194
Life Sciences Tools and Services — 0.6%
Repligen Corp., 1.00%, 12/15/28(3)	231,000	229,614
Machinery — 2.5%
Greenbrier Cos., Inc., 2.875%, 4/15/28	244,000	278,099
John Bean Technologies Corp., 0.25%, 5/15/26	342,000	313,922
Middleby Corp., 1.00%, 9/1/25	395,000	434,895
		1,026,916
Media — 1.2%
Cable One, Inc., 1.125%, 3/15/28	219,000	161,228
Liberty Broadband Corp., 3.125%, 4/6/26(3)	350,000	332,220
		493,448
Metals and Mining — 2.1%
ATI, Inc., 3.50%, 6/15/25	135,000	536,220
MP Materials Corp., 0.25%, 4/1/26(3)	172,000	153,372
U.S. Steel Corp., 5.00%, 11/1/26	62,000	178,870
		868,462

Multi-Utilities — 1.4%
CenterPoint Energy, Inc., 4.25%, 8/15/26(3)	562,000	563,405
Oil, Gas and Consumable Fuels — 1.4%
Pioneer Natural Resources Co., 0.25%, 5/15/25	198,000	592,547
Pharmaceuticals — 2.1%
Jazz Investments I Ltd., 1.50%, 8/15/24	210,000	208,005
Jazz Investments I Ltd., 2.00%, 6/15/26(2)	605,000	579,439
Revance Therapeutics, Inc., 1.75%, 2/15/27	117,000	77,454
		864,898
Professional Services — 0.5%
CSG Systems International, Inc., 3.875%, 9/15/28(3)	226,000	209,841
Real Estate Management and Development — 1.6%
Zillow Group, Inc., 2.75%, 5/15/25	660,000	660,990
Semiconductors and Semiconductor Equipment — 1.3%
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	405,000	530,854
Software — 16.3%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	171,000	156,636
Bentley Systems, Inc., 0.125%, 1/15/26	545,000	539,277
Box, Inc., 0.00%, 1/15/26(1)	171,000	201,483
CyberArk Software Ltd., 0.00%, 11/15/24(1)	186,000	274,071
Datadog, Inc., 0.125%, 6/15/25	351,000	452,264
Dropbox, Inc., 0.00%, 3/1/28(1)	221,000	201,386
Five9, Inc., 0.50%, 6/1/25	385,000	364,980
Guidewire Software, Inc., 1.25%, 3/15/25	123,000	136,776
HubSpot, Inc., 0.375%, 6/1/25	219,000	474,354
InterDigital, Inc., 3.50%, 6/1/27	125,000	190,700
Nutanix, Inc., 0.25%, 10/1/27	307,000	349,686
Palo Alto Networks, Inc., 0.375%, 6/1/25	288,000	854,784
Pegasystems, Inc., 0.75%, 3/1/25	167,000	161,072
Progress Software Corp., 1.00%, 4/15/26	297,000	300,250
Progress Software Corp., 3.50%, 3/1/30(3)	227,000	222,548
Rapid7, Inc., 0.25%, 3/15/27	233,000	205,040
Rapid7, Inc., 1.25%, 3/15/29(3)	198,000	175,883
Tyler Technologies, Inc., 0.25%, 3/15/26	561,000	596,904
Varonis Systems, Inc., 1.25%, 8/15/25	200,000	295,900
Workiva, Inc., 1.25%, 8/15/28(3)	356,000	318,442
Zscaler, Inc., 0.125%, 7/1/25	216,000	267,732
		6,740,168
Specialty Retail — 1.8%
Guess?, Inc., 3.75%, 4/15/28	196,000	234,122
Match Group Financeco 2, Inc., 0.875%, 6/15/26(3)	289,000	262,152
Match Group Financeco 3, Inc., 2.00%, 1/15/30(3)	292,000	239,323
		735,597
Technology Hardware, Storage and Peripherals — 2.2%
Seagate HDD Cayman, 3.50%, 6/1/28(3)	639,000	808,016
Xerox Holdings Corp., 3.75%, 3/15/30(3)	127,000	110,839
		918,855
Water Utilities — 1.0%
American Water Capital Corp., 3.625%, 6/15/26(3)	405,000	399,634
TOTAL CONVERTIBLE BONDS (Cost $35,698,632)		36,817,562
CONVERTIBLE PREFERRED STOCKS — 10.4%
Banks — 5.5%
Bank of America Corp., 7.25%	869	1,036,152
Wells Fargo & Co., 7.50%(2)	1,057	1,237,316
		2,273,468

Capital Markets — 0.8%
AMG Capital Trust II, 5.15%, 10/15/37	6,239	317,285
Electric Utilities — 1.9%
NextEra Energy, Inc., 6.93%, 9/1/25(2)	17,889	812,250
Financial Services — 1.6%
Apollo Global Management, Inc., 6.75%, 7/31/26(2)	10,453	678,609
Machinery — 0.6%
Chart Industries, Inc., 6.75%, 12/15/25	4,163	254,317
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,083,948)		4,335,929
SHORT-TERM INVESTMENTS — 6.9%
Money Market Funds — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	93,820	93,820
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,757,625	2,757,625
TOTAL SHORT-TERM INVESTMENTS (Cost $2,851,445)		2,851,445
TOTAL INVESTMENT SECURITIES — 106.2% (Cost $42,634,025)		44,004,936
OTHER ASSETS AND LIABILITIES — (6.2)%		(2,577,754)
TOTAL NET ASSETS — 100.0%		$41,427,182

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,739,450. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $7,934,064, which represented 19.2% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,795,139, which includes securities collateral of $37,514.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$36,817,562	—
Convertible Preferred Stocks	$1,250,211	3,085,718	—
Short-Term Investments	2,851,445	—	—
	$4,101,656	$39,903,280	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.